Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Disaggregation of Revenue
The following table includes the Company’s revenues by segment for the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	148,935	148,058	437,027	445,731
Conventional Tankers	—	1,597	—	6,728
	148,935	149,655	437,027	452,459

Teekay Tankers
Conventional Tankers(1)	170,240	187,444	758,632	632,612

Teekay Parent
Offshore Production	16,245	44,558	90,965	151,824
Other	61,097	51,275	166,752	149,923
	77,342	95,833	257,717	301,747

Eliminations and other(1)	—	(7,096)	—	(11,712)
	396,517	425,836	1,453,376	1,375,106
(1)During 2019, Teekay Tankers' ship-to-ship transfer business provided operational and maintenance services to Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by Teekay LNG, for the LNG receiving and regasification terminal in Bahrain. Also during 2019, the Magellan Spirit was chartered by Teekay LNG to Teekay Parent.
Income (loss) from Vessel Operations by Segment
The following table includes the Company’s income (loss) from vessel operations by segment for the three and nine months ended September 30, 2020 and 2019:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	69,597	72,112	160,924	216,799
Conventional Tankers	—	(501)	—	(1,150)
	69,597	71,611	160,924	215,649

Teekay Tankers
Conventional Tankers	(29,193)	(4,873)	183,919	32,275

Teekay Parent
Offshore Production	(20,586)	(194,415)	(44,394)	(212,959)
Other	(8,434)	(2,712)	(11,665)	(9,659)
	(29,020)	(197,127)	(56,059)	(222,618)

	11,384	(130,389)	288,784	25,306
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	September 30, 2020	December 31, 2019
	$	$
Teekay LNG – Liquefied Gas Carriers	4,711,448	5,249,465
Teekay Tankers – Conventional Tankers	1,791,132	2,140,652
Teekay Parent – Offshore Production	35,791	161,096
Teekay Parent – Other	48,448	80,455
Cash and cash equivalents	376,563	353,241
Other assets not allocated	127,608	102,701
Eliminations	(9,870)	(14,746)
Consolidated total assets	7,081,120	8,072,864